Description	Shares	Value
COMMON STOCK§ — 97.1%

Communication Services — 11.2%
Alphabet, Cl C *	6,045	$13,899,450
Alphabet, Cl A *	6,029	13,759,324
Match Group *	15,000	1,187,250
Meta Platforms, Cl A *	36,690	7,355,244
Netflix *	9,750	1,856,010
Snap, Cl A *	34,500	981,870

		39,039,148

Consumer Discretionary — 19.7%
Airbnb, Cl A *	15,000	2,298,150
Amazon.com *	10,871	27,021,284
Booking Holdings *	2,020	4,464,826
Chipotle Mexican Grill, Cl A *	3,150	4,585,171
Floor & Decor Holdings, Cl A *	20,000	1,594,400
Home Depot	24,590	7,386,836
Lululemon Athletica *	6,500	2,305,095
NIKE, Cl B	32,500	4,052,750
O’Reilly Automotive *	5,250	3,184,388
Starbucks	29,050	2,168,292
Tesla *	7,500	6,530,700
TJX	53,000	3,247,840

		68,839,732

Consumer Staples — 1.0%
Costco Wholesale	6,882	3,659,297

Energy — 0.6%
Diamondback Energy	16,500	2,082,795

Financials — 2.7%
JPMorgan Chase	21,500	2,566,240
Moody’s	12,905	4,084,174
S&P Global	7,000	2,635,500

		9,285,914

Health Care — 12.2%
Abbott Laboratories	35,000	3,972,500
Boston Scientific *	80,500	3,389,855
Danaher	22,500	5,650,425
Edwards Lifesciences *	36,000	3,808,080
Eli Lilly and Co	28,000	8,179,640
Humana	6,500	2,889,640
Merck	20,000	1,773,800
Seagen *	20,000	2,620,200
UnitedHealth Group	13,800	7,017,990
Zoetis, Cl A	17,235	3,054,904

		42,357,034

Industrials — 3.8%
Canadian Pacific Railway	55,200	4,041,744
Fortive	32,000	1,840,000
Uber Technologies *	55,000	1,731,400
Union Pacific	23,000	5,388,670

		13,001,814

Information Technology — 44.4%
Adobe *	16,800	6,651,960
Advanced Micro Devices *	39,500	3,378,040
Apple	221,084	34,853,892
Block, Cl A *	17,500	1,741,950
Lam Research	5,000	2,328,800
Marvell Technology	134,535	7,813,793
Mastercard, Cl A	34,660	12,594,751
Microsoft	153,550	42,613,196
NVIDIA	33,000	6,120,510

Description	Shares	Value
PayPal Holdings *	29,270	$2,573,711
QUALCOMM	27,500	3,841,475
Salesforce *	36,135	6,357,592
ServiceNow *	12,500	5,976,250
Snowflake, Cl A *	16,000	2,743,040
Twilio, Cl A *	12,000	1,341,840
Visa, Cl A	53,100	11,317,203
Workday, Cl A *	12,500	2,583,750

		154,831,753

Materials — 1.1%
Sherwin-Williams	13,500	3,711,960

Real Estate — 0.4%
American Tower ‡	6,000	1,446,120

Total Common Stock (Cost $162,835,050)		338,255,567

Total Investments — 97.1% (Cost $162,835,050)		$338,255,567

Percentages are based on Net Assets of $348,468,002.

*	Non-income producing security.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

Cl — Class

As of April 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2900

1

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 29.7%
U.S. Treasury Bonds
1.875%, 02/15/41	$30,000,000	$24,492,188
1.375%, 11/15/40	30,000,000	22,450,781
1.250%, 05/15/50	20,000,000	13,332,031
U.S. Treasury Inflation Protection Securities
1.000%, 02/15/48	11,505,300	12,948,107
0.875%, 01/15/29	33,708,600	36,080,930
U.S. Treasury Note
1.500%, 01/15/23 to 02/15/25	85,000,000	83,405,664
U.S. Treasury Notes
2.875%, 05/15/28	200,000,000	198,906,250
1.250%, 04/30/28	30,000,000	27,176,953
1.125%, 01/15/25 to 02/15/31	450,000,000	424,050,001

Total U.S. Treasury Obligations (Cost $882,316,153)		842,842,905

CORPORATE OBLIGATIONS — 18.0%

Consumer Discretionary — 3.8%
Airswift Global
8.895%, ICE LIBOR USD 3 Month + 8.500%, 05/12/25 (A)	13,000,000	13,101,292
Carvana
4.875%, 09/01/29 (A)	9,000,000	6,568,200
Choice Hotels International
3.700%, 01/15/31	3,000,000	2,772,925
3.700%, 12/01/29	8,000,000	7,475,620
Expedia
3.800%, 02/15/28	5,915,000	5,633,399
Ford Motor
4.346%, 12/08/26	15,033,000	14,431,680
General Motors Financial
1.200%, 10/15/24	6,333,000	5,945,121
Jaguar Land Rover Automotive
4.500%, 10/01/27 (A)	6,000,000	4,912,500
MajorDrive Holdings IV
6.375%, 06/01/29 (A)	21,750,000	17,236,875
Marriott International
3.500%, 10/15/32	3,000,000	2,679,223
2.850%, 04/15/31	3,000,000	2,580,083
QVC
4.750%, 02/15/27	4,000,000	3,579,960
Scientific Games International
8.625%, 07/01/25 (A)	5,750,000	6,023,125
STL Holding
7.500%, 02/15/26 (A)	12,500,000	11,812,500
TransJamaican Highway
5.750%, 10/10/36 (A)	1,449,735	1,365,665

		106,118,168

Energy — 7.3%
Apache
7.750%, 12/15/29	4,138,000	4,551,800
Intesa Sanpaolo
4.000%, 09/23/29 (A)	5,000,000	4,599,898
Marathon Oil
4.400%, 07/15/27	3,000,000	2,995,350
New England Power
2.807%, 10/06/50 (A)	5,000,000	3,596,019
Noble Finance
11.000%, 02/15/28	1,893,334	2,120,534

Description	Face Amount	Value
11.000%, 02/15/28 (A)	$869,000	$973,280
Petroleos Mexicanos
6.700%, 02/16/32 (A)	6,352,000	5,473,391
Reliance Industries
2.875%, 01/12/32 (A)	2,000,000	1,711,000
SBL Holdings
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.580%, 05/13/70 (A)	2,500,000	2,243,750
Seadrill New Finance
10.000%, 07/15/26 (B)	77,162,086	72,918,171
10.000%, 07/15/26 (B)	16,032,021	15,150,260
Seamex Finance Ltd.
12.000%, 08/31/24	38,961,909	42,273,671
Tiger Holdco Pte
13.000%, 06/10/23 (A)	19,553,480	18,966,876
Transocean
11.500%, 01/30/27 (A)	19,718,000	19,614,284
Transocean Sentry
5.375%, 05/15/23 (A)	7,273,476	7,055,272
VistaJet Malta Finance
7.875%, 05/01/27 (A)	5,000,000	4,703,500
6.375%, 02/01/30 (A)	2,000,000	1,745,360

		210,692,416

Financials — 2.5%
Athene Holding
6.150%, 04/03/30	10,000,000	10,515,056
BAC Capital Trust XIV
5.630%, ICE LIBOR USD 3 Month + 0.400%, 09/15/70	9,870,000	8,167,195
Barclays MTN
4.972%, ICE LIBOR USD 3 Month + 1.902%, 05/16/29	2,000,000	2,007,296
Credit Suisse Group
5.100%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.293%, 07/24/70	10,000,000	8,650,000
Enova International
8.500%, 09/15/25 (A)	11,007,000	10,951,965
Farmers Exchange Capital
7.050%, 07/15/28 (A)	6,075,000	6,718,202
PROG Holdings
6.000%, 11/15/29 (A)	1,550,000	1,369,735
Royal Bank of Canada MTN
0.750%, 10/07/24	17,250,000	16,187,211
Wachovia
6.605%, 10/01/25	5,650,000	6,064,143

		70,630,803

Industrials — 1.1%
AerCap Ireland Capital DAC
1.750%, 10/29/24	4,000,000	3,722,312
American Airlines Group
3.750%, 03/01/25 (A)	11,465,000	10,232,513
Boeing
2.950%, 02/01/30	3,344,000	2,878,746
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	6,276,555
Equifax
3.100%, 05/15/30	3,000,000	2,725,677
Flowserve
3.500%, 10/01/30	4,000,000	3,582,007

1

Description	Face Amount	Value
Leidos
2.300%, 02/15/31	$3,291,000	$2,710,943

		32,128,753

Information Technology — 2.1%
Amkor Technology
6.625%, 09/15/27 (A)	10,372,000	10,553,510
Avaya
6.125%, 09/15/28 (A)	4,000,000	3,711,014
Avnet
3.000%, 05/15/31	7,000,000	5,988,851
Citrix Systems
3.300%, 03/01/30	6,000,000	5,916,816
Diebold Nixdorf
9.375%, 07/15/25 (A)	250,000	221,250
Jabil
3.600%, 01/15/30	4,496,000	4,150,963
Kyndryl Holdings
4.100%, 10/15/41 (A)	5,500,000	3,901,486
Motorola Solutions
4.600%, 05/23/29	21,435,000	21,010,790
Vericast
11.000%, 09/15/26 (A)	3,650,000	3,467,500

		58,922,180

Materials — 0.3%
Mineral Resources
8.125%, 05/01/27 (A)	8,136,000	8,259,911
Nacional del Cobre de Chile
3.150%, 01/15/51 (A)	500,000	366,640

		8,626,551

Real Estate — 0.2%
GLP Capital
3.250%, 01/15/32 ‡	750,000	630,997
Invitation Homes Operating Partnership
2.000%, 08/15/31 ‡	2,000,000	1,601,248
Sabra Health Care
3.200%, 12/01/31 ‡	3,920,000	3,289,476

		5,521,721

Utilities — 0.7%
Georgia Power
3.250%, 03/15/51	8,000,000	6,127,456
Pacific Gas and Electric
4.500%, 07/01/40	11,000,000	9,019,109
3.750%, 08/15/42	5,000,000	3,670,357

		18,816,922

Total Corporate Obligations (Cost $526,063,935)		511,457,514

ASSET-BACKED SECURITIES — 17.4%

Automotive — 12.8%
ACC Auto Trust, Ser 2021-A, Cl D
6.100%, 06/15/29 (A)	13,000,000	12,420,156
American Credit Acceptance Receivables Trust 2022-2, Ser 2022-2, Cl C
4.410%, 06/13/28 (A)	5,000,000	5,014,871
American Credit Acceptance Receivables Trust, Ser 2018-3, Cl F
6.440%, 06/12/25 (A)	4,000,000	4,045,083

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2020-1, Cl D
2.390%, 03/13/26 (A)	$2,000,000	$1,987,610
American Credit Acceptance Receivables Trust, Ser 2020-2, Cl E
7.600%, 02/16/27 (A)	13,750,000	14,180,764
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl D
2.400%, 06/15/26 (A)	6,500,000	6,415,520
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl E
3.650%, 12/14/26 (A)	4,000,000	3,916,510
Avid Automobile Receivables Trust, Ser 2019-1, Cl D
4.030%, 07/15/26 (A)	1,300,000	1,301,238
BlueMountain CLO XXX, Ser 2022-30A, Cl BR
2.751%, TSFR3M + 1.900%, 04/15/35 (A)	2,250,000	2,212,861
BlueMountain CLO XXX, Ser 2022-30A, Cl DR
4.151%, TSFR3M + 3.300%, 04/15/35 (A)	1,250,000	1,234,809
BlueMountain CLO XXX, Ser 2022-30A, Cl ER
7.551%, TSFR3M + 6.700%, 04/15/35 (A)	2,350,000	2,306,783
BlueMountain CLO, Ser 2021-2A, Cl A2R2
2.180%, ICE LIBOR USD 3 Month + 1.700%, 08/20/32 (A)	10,000,000	9,917,320
CarNow Auto Receivables Trust, Ser 2021-2A, Cl C
1.690%, 03/15/27 (A)	3,330,000	3,202,319
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (A)	4,000,000	3,791,425
Carvana Auto Receivables Trust, Ser 2019-1A, Cl E
5.640%, 01/15/26 (A)	8,000,000	8,114,728
Carvana Auto Receivables Trust, Ser 2019-3A, Cl E
4.600%, 07/15/26 (A)	5,000,000	5,027,859
Carvana Auto Receivables Trust, Ser 2019-4A, Cl E
4.700%, 10/15/26 (A)	6,000,000	5,957,540
CIFC Funding 2022-II, Ser 2022-2A, Cl A1
2.057%, TSFR3M + 1.320%, 04/19/35 (A)	4,500,000	4,468,991
CIFC Funding 2022-II, Ser 2022-2A, Cl B
2.587%, TSFR3M + 1.850%, 04/19/35 (A)	9,125,000	9,058,597
CIG Auto Receivables Trust, Ser 2021-1A, Cl E
4.450%, 05/12/28 (A)	7,000,000	6,628,168

2

Description	Face Amount	Value
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (A)	$6,055,000	$6,125,090
CPS Auto Receivables Trust, Ser 2019-D, Cl D
2.720%, 09/15/25 (A)	3,000,000	2,988,355
CPS Auto Receivables Trust, Ser 2019-D, Cl E
3.860%, 10/15/25 (A)	6,000,000	5,940,987
DT Auto Owner Trust, Ser 2020-1A, Cl E
3.480%, 02/16/27 (A)	4,500,000	4,431,628
DT Auto Owner Trust, Ser 2020-3A, Cl D
1.840%, 06/15/26 (A)	2,000,000	1,921,964
DT Auto Owner Trust, Ser 2021-1A, Cl E
2.380%, 01/18/28 (A)	1,000,000	940,033
DT Auto Owner Trust, Ser 2021-3A, Cl D
1.310%, 05/17/27 (A)	5,500,000	5,030,217
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl D
2.730%, 12/15/25 (A)	2,500,000	2,475,721
First Investors Auto Owner Trust 2022-1, Ser 2022-1A, Cl E
5.410%, 06/15/29 (A)	2,280,000	2,188,616
First Investors Auto Owner Trust, Ser 2020-1A, Cl D
3.150%, 04/15/26 (A)	4,000,000	3,988,826
First Investors Auto Owner Trust, Ser 2020-1A, Cl E
4.630%, 06/16/26 (A)	5,510,000	5,545,009
First Investors Auto Owner Trust, Ser 2020-1A, Cl F
7.070%, 06/15/27 (A)	5,300,000	5,468,996
Flagship Credit Auto Trust, Ser 2019-2, Cl D
3.530%, 05/15/25 (A)	5,190,000	5,155,796
Flagship Credit Auto Trust, Ser 2020-1, Cl E
3.520%, 06/15/27 (A)	7,931,000	7,575,013
Flagship Credit Auto Trust, Ser 2020-2, Cl E
8.220%, 09/15/27 (A)	8,000,000	8,508,515
Foursight Capital Automobile Receivables Trust, Ser 2018-2, Cl D
4.330%, 07/15/24 (A)	43,790	43,889
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl E
3.490%, 04/15/26 (A)	1,300,000	1,286,773
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (A)	4,230,000	3,931,147
Global SC Finance VII Srl, Ser 2020-1A, Cl A
2.170%, 10/17/40 (A)	3,300,864	3,071,408

Description	Face Amount	Value
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl D
3.840%, 05/15/26 (A)	$6,000,000	$5,953,907
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl D
3.680%, 11/16/26 (A)	5,000,000	4,959,185
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl E
3.510%, 10/15/27 (A)	650,000	626,879
GLS Auto Receivables Trust, Ser 2022-1A, Cl E
5.640%, 05/15/29 (A)	4,000,000	3,843,180
Hertz Vehicle Financing, Ser 2021-1A, Cl D
3.980%, 12/26/25 (A)	10,000,000	9,357,636
Kapitus Asset Securitization, Ser 2022-1A, Cl A
3.382%, 07/10/28 (A)	8,000,000	7,683,863
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl A
2.500%, 09/21/26 (A)	3,000,000	2,865,576
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl C
5.200%, 09/21/26 (A)	1,780,000	1,691,755
Oaktree CLO, Ser 2021-3A, Cl BR
2.813%, ICE LIBOR USD 3 Month + 1.750%, 10/20/34 (A)	13,500,000	13,219,403
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/28 (A)	3,000,000	2,796,039
OHA Credit Funding 7, Ser 2022-7A, Cl AR
2.146%, TSFR3M + 1.300%, 02/24/37 (A)	25,000,000	24,706,025
OHA Credit Funding 7, Ser 2022-7A, Cl ER
7.096%, TSFR3M + 6.250%, 02/24/37 (A)	2,500,000	2,453,333
Pawneee Equipment Receivables, Ser 2021-1, Cl C
2.300%, 07/15/27 (A)	4,700,000	4,351,363
PRET, Ser 2021-NPL5, Cl A2
4.704%, 10/25/51 (A)	7,000,000	6,745,816
PRET, Ser 2021-RN4, Cl A2
5.194%, 10/25/51 (A)(C)	6,000,000	5,783,826
Pretium Mortgage Credit Partners I, Ser 2021-NPL2, Cl A2
3.844%, 06/27/60 (A)	2,750,000	2,591,849
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl E
7.690%, 05/15/26 (A)	9,006,000	9,284,737
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl F
10.120%, 01/16/29 (A)	27,740,000	28,385,072
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/28 (A)	6,250,000	6,401,195

3

Description	Face Amount	Value
Santander Consumer Auto Receivables Trust, Ser 2021-AA, Cl E
3.280%, 03/15/27 (A)	$1,000,000	$941,107
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl C
1.330%, 09/16/24 (A)	2,000,000	1,965,199
United Auto Credit Securitization Trust, Ser 2020-1, Cl F
9.080%, 01/12/26 (A)	3,680,000	3,730,855
Venture 37 CLO, Ser 2021-37A, Cl BR
2.794%, ICE LIBOR USD 3 Month + 1.750%, 07/15/32 (A)	10,000,000	9,922,340
Veros Auto Receivables Trust, Ser 2021-1, Cl C
3.640%, 08/15/28 (A)	4,320,000	4,121,021
VR Funding, Ser 2020-1A, Cl A
2.790%, 11/15/50 (A)	7,265,302	6,728,118
VR Funding, Ser 2020-1A, Cl C
6.420%, 11/15/50 (A)	4,229,375	4,038,287

		362,968,701

Credit Card — 0.1%
Master Credit Card Trust II, Ser 2020-1A, Cl C
2.590%, 09/21/24 (A)	2,000,000	1,983,505

Other Asset-Backed Securities — 3.7%
321 Henderson Receivables I, Ser 2010-2A, Cl B
7.450%, 01/15/50 (A)	1,333,891	1,388,655
321 Henderson Receivables I, Ser 2012-1A, Cl B
7.140%, 02/15/67 (A)	568,062	637,315
321 Henderson Receivables I, Ser 2012-2A, Cl B
6.770%, 10/17/61 (A)	1,524,180	1,669,876
Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl D
2.300%, 11/22/27 (A)	1,250,000	1,177,363
Audax Senior Debt CLO 6, Ser 2021-6A, Cl B
3.013%, ICE LIBOR USD 3 Month + 1.950%, 10/20/33 (A)	8,000,000	7,884,096
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.662%, 03/09/44 (A)(C)	8,000,000	7,316,309
BXMT, Ser 2020-FL2, Cl A
1.282%, SOFR30A + 1.014%, 02/15/38 (A)	13,000,000	12,904,632
CAL Funding IV, Ser 2020-1A, Cl B
3.500%, 09/25/45 (A)	1,471,208	1,381,373
CF Hippolyta, Ser 2020-1, Cl A2
1.990%, 07/15/60 (A)	5,426,792	4,850,794
Diamond Resorts Owner Trust, Ser 2019-1A, Cl A
2.890%, 02/20/32 (A)	1,461,899	1,443,816
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43 (A)	9,997,489	9,950,861
Harley Marine Financing, Ser 2018-1A, Cl B
7.869%, 05/15/43 (A)	6,000,000	5,944,506

Description	Face Amount	Value
Harvest SBA Loan Trust, Ser 2018-1, Cl A
2.707%, ICE LIBOR USD 1 Month + 2.250%, 08/25/44 (A)	$2,783,157	$2,756,701
Marlette Funding Trust, Ser 2020-1A, Cl D
3.540%, 03/15/30 (A)	1,500,000	1,472,475
Mosaic Solar Loan Trust, Ser 2020-2A, Cl B
2.210%, 08/20/46 (A)	3,255,686	2,979,514
Orange Lake Timeshare Trust, Ser 2019-A, Cl C
3.610%, 04/09/38 (A)	1,864,562	1,815,359
Orange Lake Timeshare Trust, Ser 2019-A, Cl D
4.930%, 04/09/38 (A)	307,657	292,919
Pawnee Equipment Receivables Series, Ser 2019-1, Cl D
2.860%, 10/15/24 (A)	5,500,000	5,331,438
Pawnee Equipment Receivables Series, Ser 2019-1, Cl E
3.800%, 01/15/26 (A)	2,500,000	2,414,562
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2
4.213%, 09/27/60 (A)	9,000,000	8,555,721
Pretium Mortgage Credit Partners, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (A)	2,000,000	1,840,134
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (A)	1,715,776	1,310,491
Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (A)	3,486,000	3,478,099
Textainer Marine Containers VIII, Ser 2020-2A, Cl B
3.340%, 09/20/45 (A)	1,700,535	1,593,816
Triton Container Finance VIII, Ser 2020-1A, Cl B
3.740%, 09/20/45 (A)	865,417	799,438
TRTX Issuer, Ser 2021-FL4, Cl C
2.954%, ICE LIBOR USD 1 Month + 2.400%, 03/15/38 (A)	10,000,000	9,895,020
VOLT CIII, Ser 2021-CF1, Cl A2
3.967%, 08/25/51 (A)	3,303,000	3,222,991

		104,308,274

Student Loan — 0.8%
Brazos Student Finance, Ser 2009-1, Cl B
3.466%, ICE LIBOR USD 3 Month + 2.500%, 12/27/39	5,000,000	5,061,970
College Ave Student Loans, Ser 2018-A, Cl A1
1.868%, ICE LIBOR USD 1 Month + 1.200%, 12/26/47 (A)	2,031,295	2,011,631
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	1,614,103	1,606,216
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
2.168%, ICE LIBOR USD 1 Month + 1.500%, 07/25/47 (A)	10,000,000	9,847,365

4

Description	Face Amount	Value
SLM Student Loan Trust, Ser 2012-7, Cl B
2.468%, ICE LIBOR USD 1 Month + 1.800%, 09/25/43	$5,000,000	$4,966,903

		23,494,085

Total Asset-Backed Securities (Cost $497,178,760)		492,754,565

MORTGAGE-BACKED SECURITIES — 15.3%

Agency Mortgage-Backed Obligation — 3.3%
FHLMC
3.053%, ICE LIBOR USD 12 Month + 1.620%, 01/01/45	3,417,037	3,426,670
2.336%, ICE LIBOR USD 12 Month + 1.650%, 06/01/43	2,760,937	2,796,165
FHLMC REMIC, Ser 2011-3898, Cl FC
1.064%, LIBOR USD 1 Month + 0.510%, 11/15/36	1,332,641	1,339,993
FHLMC, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	711,040	76,954
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	5,699,066	5,860,968
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	1,976,752	66,696
FHLMC, Ser 2012-4054, Cl HI, IO
3.000%, 05/15/26	64,833	12
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	2,678,296	68,427
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	1,633,680	80,622
FHLMC, Ser 2012-4116, Cl MI, IO
4.000%, 10/15/42	14,604,557	2,053,910
FHLMC, Ser 2012-4116, Cl PI, IO
4.000%, 10/15/42	4,689,586	926,837
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	4,693,856	225,527
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	9,721,128	1,102,797
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	3,134,556	155,155
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	7,152,062	906,449
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	5,348,654	356,338
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	351,615	33,192
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	4,707,000	4,671,475
FHLMC, Ser 2019-4908, Cl AS, IO
5.432%, ICE LIBOR USD 1 Month + 6.100%, 01/25/45	11,523,276	1,973,806
FNMA
5.500%, 05/01/44	4,266,217	4,538,056
4.500%, 08/01/41	2,337,027	2,425,716
3.000%, 10/01/32 to 11/01/46	6,225,647	6,044,333
2.813%, ICE LIBOR USD 12 Month + 1.700%, 10/01/42	1,033,086	1,068,894
2.710%, 08/01/23	250,899	250,475
2.250%, 10/30/24	10,000,000	9,847,370

Description	Face Amount	Value
2.000%, ICE LIBOR USD 12 Month + 1.750%, 02/01/42	$1,060,328	$1,088,274
FNMA REMIC, Ser 2017-52, Cl DI, IO
4.500%, 07/25/47	8,729,153	1,430,444
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	1,330,829	232,262
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	1,026,488	168,802
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	1,833,300	388,422
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	1,832,058	298,612
FNMA, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	1,063,892	40,856
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	2,665,582	2,620,987
FNMA, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	4,157,705	181,364
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	3,882,189	300,477
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	4,875,508
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	1,632,628	80,436
FNMA, Ser 2013-36, Cl MH
2.500%, 12/25/36	874,449	874,524
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	5,150,986	547,340
FNMA, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	2,942,550	248,824
FNMA, Ser 2019-44, Cl CI, IO
4.000%, 08/25/59	6,733,774	1,425,589
FNMA, Ser 2019-44, Cl PI, IO
4.000%, 08/25/49	5,619,546	903,226
GNMA REMIC, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	614,356	4,053
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (C)	8,775,855	1,341,042
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	668,748	10,870
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	3,462,343	238,233
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	2,644,303	237,606
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	4,146,370	189,674
GNMA, Ser 2015-103, Cl CI, IO
4.000%, 07/20/45	12,860,634	1,959,135
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	3,797,375	155,730
GNMA, Ser 2016-99, Cl ID, IO
4.500%, 04/16/44	16,335,483	3,819,456
GNMA, Ser 2017-137, Cl DI, IO
3.000%, 02/20/47	1,188,146	28,342
GNMA, Ser 2019-137, Cl GI, IO
4.000%, 11/20/49	57,651,405	9,313,486

5

Description	Face Amount	Value
GNMA, Ser 2020-189, Cl IJ, IO
2.500%, 12/20/50	$23,581,775	$2,782,466
GNMA, Ser 2020-191, Cl CT
1.250%, 12/20/50	4,557,053	3,798,837
GNMA, Ser 2021-8, Cl IG, IO
2.500%, 01/20/51	31,334,690	3,691,568

		93,573,282

Commercial Mortgage-Backed Obligation — 9.7%
280 Park Avenue Mortgage Trust, Ser 201-280P, Cl F
3.316%, ICE LIBOR USD 1 Month + 2.827%, 09/15/34 (A)	12,500,000	12,061,388
510 Asset Backed Trust, Ser 2021- NPL2, Cl A2
4.090%, 06/25/61 (A)	7,000,000	6,458,826
Angel Oak Mortgage Trust, Ser 2021-4, Cl A3
1.446%, 01/20/65 (A)(C)	2,641,349	2,473,932
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ
6.786%, 02/10/51 (C)	240,943	243,381
BANK, Ser 2018-BN10, Cl A5
3.688%, 02/15/61	10,000,000	9,843,829
BANK, Ser 2018-BN14, Cl A3
3.966%, 09/15/60	10,000,000	9,912,559
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (C)	4,271,790	423,524
Benchmark Mortgage Trust, Ser 2020-B18, Cl E
2.250%, 07/15/53 (A)	8,000,000	5,397,255
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (A)	13,000,000	9,546,590
Benchmark Mortgage Trust, Ser 2020-IG3, Cl A4
2.437%, 09/15/48 (A)	10,000,000	8,886,174
CAFL, Ser 2021-RTL1, Cl A1
2.239%, 03/28/29 (A)	2,000,000	1,861,713
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.174%, 06/10/48 (C)	5,000,000	4,757,024
Commercial Mortgage Trust, Ser 2012-CR2, Cl C
4.959%, 08/15/45 (C)	1,000,000	995,680
Commercial Mortgage Trust, Ser 2012-CR2, Cl D
4.959%, 08/15/45 (A)(C)	224,200	220,923
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
5.169%, 04/10/47 (A)(C)	9,500,000	9,065,986
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.588%, 12/10/47 (C)	4,000,000	3,897,957
Commercial Mortgage Trust, Ser 2015-DC1, Cl D
4.441%, 02/10/48 (A)(C)	9,000,000	7,792,934
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
6.010%, 02/15/41 (A)(C)	2,795,407	111,816

Description	Face Amount	Value
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
0.804%, ICE LIBOR USD 1 Month + 0.250%, 04/15/37	$55,889	$55,471
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/37	4,995	4,887
CSAIL Commercial Mortgage Trust, Ser 2019-C15, Cl A4
4.053%, 03/15/52	10,000,000	9,967,697
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/49 (A)	3,128,695	3,028,630
DROP Mortgage Trust, Ser 2021-FILE, Cl D
3.300%, ICE LIBOR USD 1 Month + 2.750%, 04/15/26 (A)	15,000,000	14,585,508
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
5.940%, 11/25/52 (A)(C)	33,800,974	30,849,676
FHLMC, Ser 2021-5085, Cl IG, IO
2.500%, 03/25/51	23,327,828	3,416,969
FHLMC, Ser 2022-5202, Cl KI, IO
3.500%, 06/25/49	18,511,160	2,974,445
FNMA, Ser 2020-44, Cl MI, IO
2.500%, 01/25/57	13,687,228	2,318,953
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl A
3.144%, 12/10/36 (A)	10,000,000	9,687,922
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.190%, 04/25/48 (A)(C)	5,000,000	4,853,012
FREMF Mortgage Trust, Ser 2016-K57, Cl C
4.052%, 08/25/49 (A)(C)	8,840,000	8,554,372
GS Mortgage Securities Trust, Ser 2018-GS9, Cl A4
3.992%, 03/10/51 (C)	10,000,000	10,032,426
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B
3.380%, 07/10/39 (A)(C)	2,500,000	2,325,433
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.512%, 06/15/49 (C)	4,328,000	3,655,925
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl AMS
5.337%, 05/15/47	1,924,010	1,817,504
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.720%, 02/15/51 (C)	1,804,277	1,623,849
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.994%, 02/15/51 (A)(B)(C)	1,000,000	—
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (A)	3,000,000	2,858,033
MFA 2022-INV1 Trust, Ser 2022-INV1, Cl A3
4.250%, 04/25/66 (A)(C)	4,000,000	3,819,695

6

Description	Face Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.886%, 05/15/49 (C)	$2,413,000	$2,262,514
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (C)	86,444	61,882
PRET, Ser 2021-RN3, Cl A1
1.843%, 09/25/51 (A)	8,395,106	7,948,684
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl D
5.059%, 05/10/63 (A)(C)	7,245,000	2,861,775
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E
5.059%, 05/10/63 (A)(C)	15,614,806	468,444
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C
5.216%, 08/10/49 (A)(C)	3,000,000	3,003,683
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.607%, 12/10/45 (A)(C)	13,624,000	12,627,263
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.880%, 01/15/59 (C)	5,000,000	4,762,631
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(C)	2,000,000	1,744,865
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	4,608,019
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.194%, 08/17/36 (A)(C)	5,000,000	4,934,225
Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, Cl A4
4.012%, 03/15/51 (C)	6,000,000	5,988,924
West Town Mall Trust, Ser 2017-KNOX, Cl A
3.823%, 07/05/30 (A)	4,688,153	4,683,875
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
5.192%, 03/15/46 (C)	3,000,000	2,994,862
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(C)	7,310,000	6,497,390

		275,830,934

Non-Agency Residential Mortgage-Backed Obligation — 2.3%
510 Asset Backed Trust, Ser 2021-NPL1, Cl A2
3.967%, 06/25/61 (A)	20,000,000	18,643,718
Arroyo Mortgage Trust, Ser 2019-2, Cl A2
3.498%, 04/25/49 (A)(C)	3,112,537	3,050,733
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, ICE LIBOR USD 1 Month + 2.250%, 02/25/37 (B)(D)	1,000,000	—
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(C)	939,886	900,957

Description	Face Amount	Value
Galton Funding Mortgage Trust, Ser 2019-1, Cl A22
4.000%, 02/25/59 (A)(C)	$230,669	$228,814
Galton Funding Mortgage Trust, Ser 2019-2, Cl A21
4.000%, 06/25/59 (A)(C)	1,838,474	1,834,036
PRPM, Ser 2021-10, Cl A2
4.826%, 10/25/26 (A)	8,000,000	7,556,637
PRPM, Ser 2021-5, Cl A2
3.721%, 06/25/26 (A)	4,014,354	3,741,134
PSMC Trust, Ser 2020-2, Cl A2
3.000%, 05/25/50 (A)(C)	716,726	700,952
RCO VI Mortgage, Ser 2022-1, Cl A2
5.250%, 01/25/27 (A)	5,000,000	4,750,000
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.857%, 04/25/43 (A)(C)	54,533,674	829,604
Sequoia Mortgage Trust, Ser 2017-CH1, Cl A2
3.500%, 08/25/47 (A)(C)	109,007	105,968
Sequoia Mortgage Trust, Ser 2018-CH4, Cl A2
4.000%, 10/25/48 (A)(C)	201,636	201,017
Sequoia Mortgage Trust, Ser 2019-CH1, Cl A1
4.500%, 03/25/49 (A)(C)	26,041	25,969
Toorak Mortgage, Ser 2021-1, Cl M1
5.805%, 06/25/24 (A)	15,000,000	14,097,202
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (A)	4,000,000	3,824,214
Wells Fargo Mortgage Backed Securities Trust, Ser 2020-1, Cl A1
3.000%, 12/25/49 (A)(C)	2,803,320	2,634,485
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1
3.909%, 06/20/44 (A)(C)	602,141	601,267
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1
4.000%, 09/20/44 (A)(C)	193,645	191,108
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3
3.500%, 11/20/44 (A)(C)	488,603	477,061
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11
3.500%, 02/20/45 (A)(C)	509,228	480,088
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3
3.500%, 03/20/45 (A)(C)	650,922	620,772

		65,495,736

Total Mortgage-Backed Securities (Cost $511,772,541)		434,899,952

COLLATERALIZED LOAN OBLIGATIONS — 14.9%
Apidos CLO XI, Ser 2021-11A, Cl CR3
3.044%, ICE LIBOR USD 3 Month + 2.000%, 04/17/34 (A)	13,750,000	13,601,926

7

Description	Face Amount	Value
Apidos CLO XI, Ser 2021-11A, Cl ER3
7.614%, ICE LIBOR USD 3 Month + 6.570%, 04/17/34 (A)	$5,000,000	$4,819,315
Apidos Funding RR Subsidiary, Ser 2018-12RR, Cl A
2.574%, ICE LIBOR USD 3 Month + 1.530%, 04/15/31 (A)	3,000,000	3,002,025
Apidos XXVIII, Ser 2017-28A, Cl A2
2.463%, ICE LIBOR USD 3 Month + 1.400%, 01/20/31 (A)	15,000,000	14,781,645
Battalion CLO 17, Ser 2021-17A, Cl B
2.663%, ICE LIBOR USD 3 Month + 1.600%, 03/09/34 (A)	5,000,000	4,952,565
BCC Middle Market, Ser 2018-1A, Cl A1A
2.613%, ICE LIBOR USD 3 Month + 1.550%, 10/20/30 (A)	21,000,000	20,814,423
Benefit Street Partners CLO III, Ser 2021-IIIA, Cl BR2
3.463%, ICE LIBOR USD 3 Month + 2.400%, 07/20/29 (A)	15,000,000	14,899,605
Benefit Street Partners CLO IV, Ser 2021-IVA, Cl A2AR
2.613%, ICE LIBOR USD 3 Month + 1.550%, 01/20/32 (A)	8,750,000	8,625,689
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
7.663%, ICE LIBOR USD 3 Month + 6.600%, 07/20/29 (A)	5,000,000	4,767,410
Benefit Street Partners VIII, Ser 2018-8A, Cl A1AR
2.163%, ICE LIBOR USD 3 Month + 1.100%, 01/20/31 (A)	5,450,000	5,418,662
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
2.844%, ICE LIBOR USD 3 Month + 1.800%, 04/17/31 (A)	4,500,000	4,361,548
Carlyle Global Market Strategies, Ser 2018-3A, Cl A1A2
2.218%, ICE LIBOR USD 3 Month + 1.180%, 01/14/32 (A)	24,855,641	24,404,810
Carlyle Global Market Strategies, Ser 2018-3A, Cl A2A2
2.888%, ICE LIBOR USD 3 Month + 1.850%, 01/14/32 (A)	7,000,000	6,986,077
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A1A
2.275%, ICE LIBOR USD 3 Month + 1.050%, 07/27/31 (A)	14,877,491	14,784,491
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A2
2.775%, ICE LIBOR USD 3 Month + 1.550%, 07/27/31 (A)	9,000,000	8,925,309
Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR
2.184%, ICE LIBOR USD 3 Month + 1.140%, 07/15/31 (A)	15,834,091	15,746,117

Description	Face Amount	Value
CIFC Funding, Ser 2018-1A, Cl A
2.044%, ICE LIBOR USD 3 Month + 1.000%, 04/18/31 (A)	$10,000,000	$9,920,290
CIFC Funding, Ser 2018-1A, Cl C
2.794%, ICE LIBOR USD 3 Month + 1.750%, 04/18/31 (A)	2,000,000	1,961,704
Dryden 68 CLO, Ser 2021-68A, Cl BR
2.744%, ICE LIBOR USD 3 Month + 1.700%, 07/15/35 (A)	11,750,000	11,633,640
Galaxy XV CLO, Ser 2021-15A, Cl CRR
2.894%, ICE LIBOR USD 3 Month + 1.850%, 10/15/30 (A)	4,814,000	4,770,183
Galaxy XXI, Ser 2015-21A, Cl AR
2.083%, ICE LIBOR USD 3 Month + 1.020%, 04/20/31 (A)	5,000,000	4,948,330
GoldenTree Credit Opportunities Financing, Ser 2018-1A, Cl A1R
2.506%, ICE LIBOR USD 3 Month + 1.680%, 06/15/34 (A)	7,438,986	7,416,118
Golub Capital Partners, Ser 2017-17A, Cl A1R
2.834%, ICE LIBOR USD 3 Month + 1.650%, 10/25/30 (A)	9,000,000	8,968,824
Golub Capital Partners, Ser 2017-21A, Cl AR
2.654%, ICE LIBOR USD 3 Month + 1.470%, 01/25/31 (A)	11,000,000	10,912,957
Golub Capital Partners, Ser 2017-21A, Cl CR
3.634%, ICE LIBOR USD 3 Month + 2.450%, 01/25/31 (A)	2,000,000	1,964,000
Golub Capital Partners, Ser 2017-22A, Cl AR
2.243%, ICE LIBOR USD 3 Month + 1.180%, 01/20/31 (A)	9,000,000	8,975,655
Golub Capital Partners, Ser 2017-23A, Cl AR
2.263%, ICE LIBOR USD 3 Month + 1.200%, 01/20/31 (A)	20,000,000	19,935,700
Golub Capital Partners, Ser 2017-23A, Cl BR
2.613%, ICE LIBOR USD 3 Month + 1.550%, 01/20/31 (A)	4,000,000	3,997,980
Golub Capital Partners, Ser 2017-24A, Cl AR
1.915%, ICE LIBOR USD 3 Month + 1.600%, 11/05/29 (A)	9,500,000	9,457,535
Golub Capital Partners, Ser 2017-24A, Cl DR
4.215%, ICE LIBOR USD 3 Month + 3.900%, 11/05/29 (A)	3,000,000	2,927,154
Golub Capital Partners, Ser 2018-26A, Cl BR
2.613%, ICE LIBOR USD 3 Month + 1.550%, 04/20/31 (A)	12,000,000	11,876,724
Golub Capital Partners, Ser 2018-36A, Cl A
2.663%, ICE LIBOR USD 3 Month + 1.300%, 02/05/31 (A)	11,000,000	10,929,369

8

Description	Face Amount	Value
Golub Capital Partners, Ser 2019-34A, Cl AR
1.840%, ICE LIBOR USD 3 Month + 1.700%, 03/14/31 (A)	$7,000,000	$6,966,505
Golub Capital Partners, Ser 2021-19RA, Cl B1R2
2.613%, ICE LIBOR USD 3 Month + 1.550%, 04/20/34 (A)	20,000,000	19,808,260
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
2.124%, ICE LIBOR USD 3 Month + 1.080%, 07/16/31 (A)	13,000,000	12,958,192
NXT Capital CLO, Ser 2021-1A, Cl BRR
3.098%, ICE LIBOR USD 3 Month + 2.000%, 07/20/33 (A)	9,000,000	8,879,022
NXT Capital, Ser 2020-1A, Cl B
3.463%, ICE LIBOR USD 3 Month + 2.400%, 01/20/31 (A)	2,250,000	2,227,075
Oak Hill Credit Partners X-R, Ser 2021-10RA, Cl BR
2.613%, ICE LIBOR USD 3 Month + 1.550%, 04/20/34 (A)	8,000,000	7,942,784
Oak Hill Credit Partners X-R, Ser 2021-10RA, Cl CR
3.063%, ICE LIBOR USD 3 Month + 2.000%, 04/20/34 (A)	5,100,000	5,045,083
OZLM Funding IV, Ser 2017-4A, Cl A2R
2.836%, ICE LIBOR USD 3 Month + 1.700%, 10/22/30 (A)	5,000,000	4,960,970
Thayer Park CLO, Ser 2021-1A, Cl A2AR
2.463%, ICE LIBOR USD 3 Month + 1.400%, 04/20/34 (A)	9,250,000	9,077,820
Thayer Park CLO, Ser 2021-1A, Cl BR
2.863%, ICE LIBOR USD 3 Month + 1.800%, 04/20/34 (A)	9,500,000	9,402,720
Venture XIX, Ser 2018-19A, Cl ARR
2.304%, ICE LIBOR USD 3 Month + 1.260%, 01/15/32 (A)	19,250,000	19,095,384
Zais, Ser 2017-1A, Cl A2
2.544%, ICE LIBOR USD 3 Month + 1.500%, 07/15/29 (A)	11,250,000	11,107,103
Zais, Ser 2018-1A, Cl B
2.494%, ICE LIBOR USD 3 Month + 1.450%, 04/15/29 (A)	5,000,000	4,946,135

Total Collateralized Loan Obligations (Cost $427,549,978)		423,904,833

MUNICIPAL BONDS — 1.7%
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	7,319,594	6,743,176
Mission, Economic Development, RB (D)
8.550%, 12/01/21(B)	2,125,000	21,250

Description	Face Amount	Value
Mission, Economic Development, RB(D)
Callable 06/06/22 @ 200
10.875%, 12/01/28(B)	$3,315,000	$33,150
9.750%, 12/01/25(B)	3,045,000	30,450
North Texas Tollway Authority, RB
8.410%, 02/01/30	2,005,000	2,395,363
Northwest Independent School District, Ser A, GO, PSF-GTD Callable 02/15/30 @ 200
1.776%, 02/15/31	2,000,000	1,725,841
1.836%, 02/15/32	1,890,000	1,598,087
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB, CITY APPROP ST AID WITHHLDG Callable 06/06/22 @ 100
8.000%, 05/15/29	5,000,000	5,008,823
San Juan, Higher Education Finance Authority, RB Callable 06/06/22 @ 100
8.250%, 08/15/29	4,400,000	4,410,043
State of Illinois, Ser A, GO
3.140%, 10/01/24	14,460,000	14,202,891
Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB
8.125%, 02/15/27	1,900,000	2,084,469
Texas State, Transportation Commission State Highway Fund, RB
4.000%, 10/01/33	3,000,000	3,040,885
Texas State, Transportation Commission State Highway Fund, Ser B-BUILD, RB
5.178%, 04/01/30	3,980,000	4,269,070
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	3,000,000	3,497,023

Total Municipal Bonds (Cost $57,813,096)		49,060,521

SOVEREIGN DEBT — 1.2%
Argentine Republic Government International Bond
1.125%, 07/09/35 (E)	8,925,940	2,547,017
1.000%, 07/09/29	717,588	229,987
0.500%, 07/09/30 (E)	5,141,000	1,614,325
Colombia Government International Bond
3.250%, 04/22/32	5,000,000	3,819,350
El Salvador Government International Bond
7.750%, 01/24/23	2,000,000	1,554,819
Oman Government International Bond
6.500%, 03/08/47 (A)	15,000,000	13,711,950
Provincia de Buenos Aires
3.900%, 09/01/37 (A)(E)	333,959	137,762
Suriname Government International Bond
12.875%, 12/30/23	8,000,000	6,560,000

9

Description	Face Amount	Value
Ukraine Government International Bond
7.750%, 09/01/22	$5,000,000	$2,745,000

Total Sovereign Debt (Cost $40,282,869)		32,920,210

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
FAMC
1.820%, 08/19/31	5,000,000	4,416,789
FFCB
2.920%, 04/29/26	5,635,000	5,593,786
2.070%, 12/21/40	5,000,000	3,823,040
1.940%, 06/30/31	5,000,000	4,495,654
FHLB
2.625%, 12/08/36	1,000,000	879,399
2.375%, 01/14/37	3,000,000	2,568,500
2.150%, 09/23/36	1,500,000	1,255,210

Total U.S. Government Agency Obligations (Cost $26,135,000)		23,032,378

	Number of Warrants

WARRANTS — 0.3%

United States — 0.3%
Noble Corp, Expires 05/02/28	269,009	4,550,825
Noble Corp, Expires 05/02/28	269,009	4,113,955

Total Warrants (Cost $5,380)		8,664,780

	Shares

COMMON STOCK — 0.1%
Noble Corp*	64,980	2,144,340
Paratus Energy Services Ltd.*	27,367	273,670
Seadrill Ltd.*	305	9,989

Total Common Stock (Cost $824,060)		2,427,999

Total Investments — 99.4% (Cost $2,969,941,772)		$2,821,965,657

Percentages are based on Net Assets of $2,839,851,205.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2022 was $1,366,642,508 and represents 48.1% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Security in default on interest payments.
(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on April 30, 2022. The coupon on a step bond changes on a specific date.

Cl — Class

CLO — Collateralized Loan Obligation

FAMC — Federal Agricultural Mortgage Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — U.S. Dollar

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
U.S. Treasury Obligations	$755,304,493	$87,538,412	$—	$842,842,905
Corporate Obligations	—	423,389,083	88,068,431	511,457,514
Asset-Backed Securities	—	492,754,565	—	492,754,565
Mortgage-Backed Securities	—	434,899,952	—	434,899,952
Collateralized Loan Obligations	—	423,904,833	—	423,904,833
Municipal Bonds	—	48,975,671	84,850	49,060,521
Sovereign Debt	—	32,920,210	—	32,920,210
U.S. Government Agency Obligations	—	23,032,378	—	23,032,378
Warrants	—	8,664,780	—	8,664,780
Common Stock	283,659	2,144,340	—	2,427,999

Total Investments in Securities	$755,588,152	$1,978,224,224	$88,153,281	$2,821,965,657

10

(1)The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of April 30, 2022:

	Municipal Bond	Corporate Obligations	Warrants	Total

Balance as of	$701,100	$—	$3,530,743	$4,231,843

Accrued discounts/premiums	—	—	—	—

Realized gain/(loss)	—	—	—	—

Change in unrealized appreciation/(depreciation)	(616,250)	6,243,815	—	5,627,565

Purchases	—	81,824,616	—	81,824,616

Sales	—	—	—	—

Net transfer into Level 3	—	—	—	—

Net transfer out of Level 3	—	—	(3,530,743)	(3,530,743)

Ending Balance as of April 30, 2022	$84,850	$88,068,431	$—	$88,153,281

(1) A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended April 30, 2022, there were transfers of $3,530,743 out of Level 3 as a result of increased trading activity.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2900

11

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 43.1%

Communication Services — 4.5%
ANGI Group
3.875%, 08/15/28 (A)	$2,000,000	$1,583,760
LCPR Senior Secured Financing DAC
6.750%, 10/15/27 (A)	900,000	894,397
Photo Holdings Merger Sub
8.500%, 10/01/26 (A)	1,500,000	1,387,500
Sprint
7.875%, 09/15/23	1,500,000	1,575,000
T-Mobile USA
3.500%, 04/15/31 (A)	3,000,000	2,658,990

		8,099,647

Consumer Discretionary — 17.9%
Airswift Global
8.895%, ICE LIBOR USD 3 Month + 8.500%, 05/12/25 (A)	2,000,000	2,015,583
APX Group
5.750%, 07/15/29 (A)	2,000,000	1,638,700
Beazer Homes USA
7.250%, 10/15/29 (A)	1,000,000	952,490
Block Financial
3.875%, 08/15/30	2,000,000	1,856,002
Bloomin’ Brands
5.125%, 04/15/29 (A)	2,000,000	1,860,000
Carvana
4.875%, 09/01/29 (A)	1,000,000	729,800
Choice Hotels International
3.700%, 12/01/29	2,000,000	1,868,905
Dillard’s
7.000%, 12/01/28	500,000	544,318
Empire Resorts
7.750%, 11/01/26 (A)	2,000,000	1,925,220
Expedia
3.800%, 02/15/28	2,000,000	1,904,784
Ford Motor Credit
3.087%, 01/09/23	2,000,000	2,001,760
Jaguar Land Rover Automotive
4.500%, 10/01/27 (A)	2,000,000	1,637,500
MajorDrive Holdings IV
6.375%, 06/01/29 (A)	3,000,000	2,377,500
Marriott International
3.500%, 10/15/32	2,000,000	1,786,149
QVC
5.450%, 08/15/34	1,000,000	801,250
4.850%, 04/01/24	500,000	497,150
4.750%, 02/15/27	1,000,000	894,990
Rent-A-Center
6.375%, 02/15/29 (A)	1,000,000	862,640
Scientific Games International
8.625%, 07/01/25 (A)	2,000,000	2,095,000
STL Holding
7.500%, 02/15/26 (A)	1,500,000	1,417,500
Under Armour
3.250%, 06/15/26	2,000,000	1,840,469
Whirlpool
4.600%, 05/15/50	1,000,000	922,483

		32,430,193

Description	Face Amount	Value
Energy — 4.0%
Murphy Oil
6.875%, 08/15/24	$222,000	$222,120
5.750%, 08/15/25	2,000,000	2,000,000
Tiger Holdco Pte
13.000%, 06/10/23 (A)	2,063,513	2,001,608
Transocean
11.500%, 01/30/27 (A)	1,500,000	1,492,110
VistaJet Malta Finance
7.875%, 05/01/27 (A)	1,500,000	1,411,050

		7,126,888

Financials — 4.9%
Athene Holding
6.150%, 04/03/30	500,000	525,753
Deutsche Bank MTN
4.296%, USD Swap Semi 30/360 5 Yr Curr + 2.248%, 05/24/28	2,500,000	2,452,388
HSBC Holdings
6.500%, 09/15/37	1,500,000	1,672,033
PROG Holdings
6.000%, 11/15/29 (A)	1,562,000	1,380,339
Springleaf Finance
5.375%, 11/15/29	500,000	448,750
UBS
5.125%, 05/15/24	1,500,000	1,525,059
Westpac Banking
2.894%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.350%, 02/04/30	1,000,000	953,845

		8,958,167

Industrials — 4.8%
Boeing
5.150%, 05/01/30	2,000,000	1,984,179
2.196%, 02/04/26	1,000,000	912,089
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26 (A)	2,000,000	1,870,000
Builders FirstSource
6.750%, 06/01/27 (A)	788,000	812,625
Flowserve
3.500%, 10/01/30	2,000,000	1,791,003
Masco
7.750%, 08/01/29	1,088,000	1,275,723

		8,645,619

Information Technology — 4.4%
Amkor Technology
6.625%, 09/15/27 (A)	1,000,000	1,017,500
Castle US Holding
9.500%, 02/15/28 (A)	1,000,000	917,500
Consensus Cloud Solutions
6.000%, 10/15/26 (A)	1,000,000	950,000
Diebold Nixdorf
9.375%, 07/15/25 (A)	500,000	442,500
8.500%, 04/15/24	1,000,000	657,190
Vericast
11.000%, 09/15/26 (A)	1,350,000	1,282,500
VeriSign
4.750%, 07/15/27	1,000,000	1,004,596
Western Digital
2.850%, 02/01/29	2,000,000	1,771,385

		8,043,171

1

Description	Face Amount	Value
Materials — 0.3%
Mineral Resources
8.125%, 05/01/27 (A)	$420,000	$426,397

Real Estate — 1.9%
GLP Capital
3.250%, 01/15/32 ‡	2,000,000	1,682,660
Sabra Health Care
3.200%, 12/01/31 ‡	2,000,000	1,678,304

		3,360,964

Utilities — 0.4%
Pacific Gas and Electric
4.500%, 07/01/40	1,000,000	819,919

Total Corporate Obligations (Cost $84,642,675)		77,910,965

ASSET-BACKED SECURITIES — 24.7%

Automotive — 16.6%
ACC Auto Trust, Ser 2021-A, Cl D
6.100%, 06/15/29 (A)	1,000,000	955,397
American Credit Acceptance Receivables Trust, Ser 2022-1, Cl F
4.870%, 11/13/28 (A)	2,600,000	2,489,293
Avid Automobile Receivables Trust, Ser 2019-1, Cl E
6.760%, 05/17/27 (A)	1,000,000	1,007,934
Avid Automobile Receivables Trust, Ser 2021-1, Cl F
5.160%, 10/16/28 (A)	2,000,000	1,883,805
BlueMountain CLO XXX, Ser 2022-30A, Cl ER
7.551%, TSFR3M + 6.700%, 04/15/35 (A)	2,000,000	1,963,220
CarNow Auto Receivables Trust, Ser 2021-2A, Cl E
4.450%, 02/15/28 (A)	1,000,000	947,856
Carvana Auto Receivables Trust, Ser 2019-1A, Cl E
5.640%, 01/15/26 (A)	1,584,000	1,606,716
Carvana Auto Receivables Trust, Ser 2019-4A, Cl E
4.700%, 10/15/26 (A)	1,000,000	992,923
Carvana Auto Receivables Trust, Ser 2021-N2, Cl E
2.900%, 03/10/28 (A)	2,000,000	1,866,902
CIG Auto Receivables Trust, Ser 2021-1A, Cl E
4.450%, 05/12/28 (A)	1,590,000	1,505,541
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (A)	500,000	505,788
CPS Auto Receivables Trust, Ser 2019-D, Cl E
3.860%, 10/15/25 (A)	2,000,000	1,980,329
DT Auto Owner Trust, Ser 2019-4A, Cl E
3.930%, 10/15/26 (A)	2,000,000	1,958,272
DT Auto Owner Trust, Ser 2020-3A, Cl E
3.620%, 10/15/27 (A)	1,500,000	1,465,049

Description	Face Amount	Value
Exeter Automobile Receivables Trust 2022-2, Ser 2022-2A, Cl E
6.340%, 10/15/29 (A)	$1,443,000	$1,433,944
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl E
4.690%, 08/15/29 (A)	1,000,000	929,349
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl E
4.430%, 10/16/28 (A)	1,500,000	1,407,312
Kapitus Asset Securitization, Ser 2022-1A, Cl A
3.382%, 07/10/28 (A)	1,500,000	1,440,725
Mercury Financial Credit Card Master Trust, Ser 2022-1A, Cl C
5.200%, 09/21/26 (A)	2,000,000	1,900,848
PRET, Ser 2021-RN4, Cl A2
5.194%, 10/25/51 (A)(B)	1,850,000	1,783,346

		30,024,549

Credit Card — 0.6%
Mission Lane Credit Card Master Trust, Ser 2021-A, Cl B
2.240%, 09/15/26 (A)	1,000,000	973,978

Other Asset-Backed Securities — 7.5%
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl E
5.020%, 12/20/28 (A)	1,348,000	1,282,329
Audax Senior Debt CLO 6, Ser 2021-6A, Cl B
3.013%, ICE LIBOR USD 3 Month + 1.950%, 10/20/33 (A)	1,000,000	985,512
BXMT, Ser 2020-FL2, Cl A
1.282%, SOFR30A + 1.014%, 02/15/38 (A)	1,000,000	992,664
Cold Storage Trust, Ser 2020-ICE5, Cl E
3.320%, ICE LIBOR USD 1 Month + 2.766%, 11/15/37 (A)	982,991	972,268
Credible Asset Securitization II, Ser 2021-1A, Cl B
3.380%, 04/15/26 (A)	524,000	480,727
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43 (A)	1,753,945	1,745,765
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	239,522	236,778
NMEF Funding, Ser 2021-A, Cl D
5.780%, 12/15/27 (A)	1,300,000	1,260,029
Octane Receivables Trust, Ser 2019-1A, Cl A
3.160%, 09/20/23 (A)	1,207	1,208
Pawnee Equipment Receivables Series, Ser 2019-1, Cl E
3.800%, 01/15/26 (A)	1,500,000	1,448,737
Pawneee Equipment Receivables, Ser 2021-1, Cl E
5.210%, 05/15/28 (A)	353,000	328,674
Pretium Mortgage Credit Partners I, Ser 2021-NPL1, Cl A2
4.213%, 09/27/60 (A)	1,000,000	950,636

2

Description	Face Amount	Value
Pretium Mortgage Credit Partners, Ser 2021-NPL3, Cl A2
3.721%, 07/25/51 (A)	$500,000	$460,033
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (A)	285,963	218,415
SCF Equipment Leasing, Ser 2021-1A, Cl D
1.930%, 09/20/30 (A)	1,500,000	1,380,158
Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (A)	968,333	966,139

		13,710,072

Total Asset-Backed Securities (Cost $45,852,075)		44,708,599

COLLATERALIZED LOAN OBLIGATIONS — 21.8%
Apidos CLO XI, Ser 2021-11A, Cl ER3
7.614%, ICE LIBOR USD 3 Month + 6.570%, 04/17/34 (A)	1,000,000	963,863
BCC Middle Market, Ser 2018-1A, Cl B
4.063%, ICE LIBOR USD 3 Month + 3.000%, 10/20/30 (A)	1,000,000	990,121
Benefit Street Partners III, Ser 2017-IIIA, Cl CR
4.963%, ICE LIBOR USD 3 Month + 3.900%, 07/20/29 (A)	2,000,000	1,973,356
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
7.663%, ICE LIBOR USD 3 Month + 6.600%, 07/20/29 (A)	2,500,000	2,383,705
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
2.844%, ICE LIBOR USD 3 Month + 1.800%, 04/17/31 (A)	1,250,000	1,211,541
CARLYLE US, Ser 2018-1A, Cl B
2.913%, ICE LIBOR USD 3 Month + 1.850%, 04/20/31 (A)	2,000,000	1,940,436
Chenango Park, Ser 2018-1A, Cl B
2.894%, ICE LIBOR USD 3 Month + 1.850%, 04/15/30 (A)	1,000,000	975,564
CIFC Funding, Ser 2018-1A, Cl C
2.794%, ICE LIBOR USD 3 Month + 1.750%, 04/18/31 (A)	500,000	490,426
Golub Capital Partners, Ser 2017-17A, Cl BR
4.084%, ICE LIBOR USD 3 Month + 2.900%, 10/25/30 (A)	1,500,000	1,485,921
Golub Capital Partners, Ser 2017-21A, Cl CR
3.634%, ICE LIBOR USD 3 Month + 2.450%, 01/25/31 (A)	3,000,000	2,946,000
Golub Capital Partners, Ser 2017-22A, Cl CR
2.913%, ICE LIBOR USD 3 Month + 1.850%, 01/20/31 (A)	1,500,000	1,456,685

Description	Face Amount	Value
Golub Capital Partners, Ser 2017-23A, Cl BR
2.613%, ICE LIBOR USD 3 Month + 1.550%, 01/20/31 (A)	$1,000,000	$999,495
Golub Capital Partners, Ser 2017-23A, Cl CR
2.863%, ICE LIBOR USD 3 Month + 1.800%, 01/20/31 (A)	2,000,000	1,944,022
Golub Capital Partners, Ser 2017-24A, Cl DR
4.215%, ICE LIBOR USD 3 Month + 3.900%, 11/05/29 (A)	2,000,000	1,951,436
Golub Capital Partners, Ser 2018-26A, Cl BR
2.613%, ICE LIBOR USD 3 Month + 1.550%, 04/20/31 (A)	1,000,000	989,727
Golub Capital Partners, Ser 2018-36A, Cl B
3.013%, ICE LIBOR USD 3 Month + 1.650%, 02/05/31 (A)	2,000,000	1,976,536
Golub Capital Partners, Ser 2018-36A, Cl C
3.463%, ICE LIBOR USD 3 Month + 2.100%, 02/05/31 (A)	1,500,000	1,470,519
Jay Park, Ser 2018-1A, Cl BR
3.063%, ICE LIBOR USD 3 Month + 2.000%, 10/20/27 (A)	1,000,000	989,916
LCM XXII, Ser 2018-22A, Cl BR
3.063%, ICE LIBOR USD 3 Month + 2.000%, 10/20/28 (A)	1,500,000	1,481,188
MCF VIII, Ser 2018-1A, Cl B
2.794%, ICE LIBOR USD 3 Month + 1.750%, 07/18/30 (A)	3,000,000	2,974,494
OZLM Funding IV, Ser 2017-4A, Cl BR
3.336%, ICE LIBOR USD 3 Month + 2.200%, 10/22/30 (A)	2,000,000	1,981,956
Race Point IX, Ser 2017-9A, Cl BR
3.194%, ICE LIBOR USD 3 Month + 2.150%, 10/15/30 (A)	4,000,000	3,915,368
Race Point IX, Ser 2017-9A, Cl DR
7.944%, ICE LIBOR USD 3 Month + 6.900%, 10/15/30 (A)	2,000,000	1,886,244

Total Collateralized Loan Obligations (Cost $40,064,740)		39,378,519

MORTGAGE-BACKED SECURITIES — 7.4%

Commercial Mortgage-Backed Obligation — 5.8%
Benchmark Mortgage Trust, Ser 2020-B21, Cl D
2.000%, 12/17/53 (A)	1,000,000	734,353
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.588%, 12/10/47 (B)	1,000,000	974,489
Commercial Mortgage Trust, Ser 2015-DC1, Cl D
4.441%, 02/10/48 (A)(B)	1,517,000	1,313,542
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
6.010%, 02/15/41 (A)(B)	390,798	15,632

3

Description	Face Amount	Value
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.190%, 04/25/48 (A)(B)	$1,000,000	$970,603
FREMF Mortgage Trust, Ser 2016-K722, Cl B
4.023%, 07/25/49 (A)(B)	1,500,000	1,506,742
FREMF Mortgage Trust, Ser 2017-K70, Cl B
3.938%, 12/25/49 (A)(B)	2,000,000	1,941,885
FREMF Mortgage Trust, Ser 2017-K71, Cl B
3.881%, 11/25/50 (A)(B)	1,250,000	1,212,296
PRET, Ser 2021-RN3, Cl A1
1.843%, 09/25/51 (A)	932,790	883,187
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	1,000,000	888,836

		10,441,565

Non-Agency Residential Mortgage-Backed Obligation — 1.6%
PRPM, Ser 2021-10, Cl A2
4.826%, 10/25/26 (A)	1,000,000	944,579
RCO VI Mortgage, Ser 2022-1, Cl A2
5.250%, 01/25/27 (A)	1,000,000	950,000
VOLT, Ser 2021-CF2, Cl A2
5.316%, 11/27/51 (A)	1,000,000	956,054

		2,850,633

Total Mortgage-Backed Securities (Cost $13,799,862)		13,292,198

	Shares

COMMON STOCK — 0.0%
Erickson*(C)	3,761	35,166

Total Common Stock (Cost $1,829,567)		35,166

PREFERRED STOCK — 0.0%

Communication Services — 0.0%
MYT Holding LLC
10.000%, 06/07/29 (A)	64,528	70,013

Total Preferred Stock (Cost $64,528)		70,013

Total Investments — 97.0% (Cost $186,253,447)		$175,395,460

Percentages are based on Net Assets of $180,831,652.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2022 was $134,515,549 and represents 74.4% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

4

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total

Corporate Obligations	$—	$77,910,965	$—	$77,910,965

Asset-Backed Securities	—	44,708,599	—	44,708,599

Collateralized Loan Obligations	—	39,378,519	—	39,378,519

Mortgage-Backed Securities	—	13,292,198	—	13,292,198

Preferred Stock	70,013	—	—	70,013

Common Stock	—	—	35,166	35,166

Total Investments in Securities	$70,013	$175,290,281	$35,166	$175,395,460

(1) A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2900

5

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 57.5%

Automotive — 49.2%
ACC Auto Trust, Ser 2021-A, Cl A
1.080%, 04/15/27 (A)	$1,043,122	$1,031,715
American Credit Acceptance Receivables Trust 2022-2, Ser 2022-2, Cl C
4.410%, 06/13/28 (A)	2,000,000	2,005,948
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl C
1.310%, 12/14/26 (A)	8,250,000	8,161,737
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl A
0.450%, 09/15/25 (A)	1,526,325	1,509,122
Amur Equipment Finance Receivables IX, Ser 2021-1A, Cl C
1.750%, 06/21/27 (A)	2,000,000	1,890,468
Amur Equipment Finance Receivables VIII, Ser 2020-1A, Cl B
2.500%, 03/20/26 (A)	1,384,090	1,369,339
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl C
2.370%, 04/20/28 (A)	2,000,000	1,879,600
Amur Equipment Finance Receivables X, Ser 2022-1A, Cl D
2.910%, 08/21/28 (A)	2,000,000	1,883,766
Aqua Finance Trust 2021-A, Ser 2021-A, Cl B
2.400%, 07/17/46 (A)	1,000,000	882,967
Arivo Acceptance Auto Loan Receivables Trust 2022-1, Ser 2022-1A, Cl A
3.930%, 05/15/28 (A)	1,000,000	997,553
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/27 (A)	870,802	852,655
Avant Credit Card Master Trust, Ser 2021-1A, Cl A
1.370%, 04/15/27 (A)	1,220,000	1,150,259
Avid Automobile Receivables Trust, Ser 2021-1, Cl D
1.990%, 04/17/28 (A)	1,300,000	1,226,954
Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl C
3.750%, 07/21/25 (A)	2,550,000	2,551,704
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl C
2.490%, 05/19/26 (A)	5,000,000	4,884,123
Canadian Pacer Auto Receivables Trust, Ser 2021-1A, Cl A3
0.500%, 10/20/25 (A)	2,500,000	2,407,256
Canadian Pacer Auto Receivables Trust, Ser 2021-1A, Cl A4
0.820%, 07/20/26 (A)	3,070,000	2,842,696
Canadian Pacer Auto Receivables Trust, Ser 2021-1A, Cl C
1.460%, 12/20/27 (A)	2,000,000	1,857,043

Description	Face Amount	Value
Capital One Multi-Asset Execution Trust, Ser 2019-A3, Cl A3
2.060%, 08/15/28	$10,000,000	$9,491,188
CARDS II Trust, Ser 2021-1A, Cl B
0.931%, 04/15/27 (A)	7,250,000	6,860,973
CarNow Auto Receivables Trust, Ser 2021-2A, Cl B
1.300%, 01/15/26 (A)	5,500,000	5,401,541
Carvana Auto Receivables Trust, Ser 2021-N2, Cl D
1.270%, 03/10/28	6,540,000	6,298,109
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	2,080,625	1,904,860
Commonbond Student Loan Trust, Ser 2021-BGS, Cl B
1.640%, 09/25/51 (A)	1,050,000	981,709
Continental Finance Credit Card ABS Master Trust, Ser 2021-A, Cl A
2.550%, 12/17/29 (A)	5,000,000	4,741,410
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/30 (A)	2,590,000	2,479,096
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl C
1.630%, 09/16/30 (A)	1,700,000	1,583,025
DT Auto Owner Trust 2022-1, Ser 2022-1A, Cl A
1.580%, 04/15/26 (A)	2,182,240	2,163,500
DT Auto Owner Trust, Ser 2020-1A, Cl D
2.550%, 11/17/25 (A)	5,500,000	5,396,898
DT Auto Owner Trust, Ser 2020-2A, Cl C
3.280%, 03/16/26 (A)	2,250,000	2,249,819
DT Auto Owner Trust, Ser 2020-3A, Cl C
1.470%, 06/15/26 (A)	1,410,000	1,379,290
Exeter Automobile Receivables Trust 2021-2, Ser 2021-2A, Cl B
0.570%, 09/15/25	544,000	536,139
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl C
1.320%, 07/15/25	1,250,000	1,239,995
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl D
1.080%, 11/16/26	2,500,000	2,376,743
First Investors Auto Owner Trust 2022-1, Ser 2022-1A, Cl A
2.030%, 01/15/27 (A)	2,336,188	2,303,493
First Investors Auto Owner Trust, Ser 2020-1A, Cl D
3.150%, 04/15/26 (A)	3,000,000	2,991,619
Flagship Credit Auto Trust, Ser 2018-4, Cl D
4.330%, 12/16/24 (A)	4,935,000	4,975,318
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl D
2.600%, 01/15/26 (A)	2,100,000	2,067,875

1

Description	Face Amount	Value
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl D
1.920%, 09/15/27 (A)	$5,500,000	$5,109,933
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl D
3.070%, 05/15/28 (A)	4,780,000	4,384,904
Genesis Sales Finance Master Trust, Ser 2021-AA, Cl A
1.200%, 12/21/26 (A)	2,000,000	1,901,773
GLS Auto Receivables Issuer Trust, Ser 2020-3A, Cl B
1.380%, 08/15/24 (A)	438,481	438,394
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl C
1.140%, 11/17/25 (A)	1,000,000	981,026
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl C
1.200%, 01/15/27 (A)	2,200,000	2,150,784
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl D
1.680%, 01/15/27 (A)	6,000,000	5,757,290
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl D
1.480%, 07/15/27 (A)	3,000,000	2,740,194
GLS Auto Receivables Issuer Trust, Ser 2021-4A, Cl A
0.840%, 07/15/25 (A)	1,549,065	1,530,821
GLS Auto Receivables Trust, Ser 2021-2A, Cl D
1.420%, 04/15/27 (A)	1,020,000	940,890
Hertz Vehicle Financing III, Ser 2021-2A, Cl A
1.680%, 12/27/27 (A)	11,000,000	9,830,436
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/25 (A)	3,000,000	2,818,074
Marlette Funding Trust, Ser 2021-2A, Cl C
1.500%, 09/15/31 (A)	2,000,000	1,878,595
Mosaic Solar Loan Trust, Ser 2021-3A, Cl B
1.920%, 06/20/52 (A)	917,141	820,320
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/61 (A)	2,000,000	1,794,518
Octane Receivables Trust, Ser 2021-1A, Cl A
0.930%, 03/22/27 (A)	1,442,663	1,399,670
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (A)	1,434,499	1,391,129
Prestige Auto Receivables Trust, Ser 2020-1A, Cl C
1.310%, 11/16/26 (A)	2,000,000	1,978,569
Prestige Auto Receivables Trust, Ser 2021-1A, Cl D
2.080%, 02/15/28 (A)	4,000,000	3,706,123

Description	Face Amount	Value
Prodigy Finance CM2021-1 DAC, Ser 2021-1A, Cl A
1.918%, ICE LIBOR USD 1 Month + 1.250%, 07/25/51 (A)	$658,524	$652,587
Santander Drive Auto Receivables Trust 2022-2, Ser 2022-2, Cl C
3.760%, 07/16/29	3,000,000	2,937,974
Sierra Timeshare 2021-2 Receivables Funding, Ser 2021-2A, Cl B
1.800%, 09/20/38 (A)	3,407,133	3,219,676
Trillium Credit Card Trust II, Ser 2021-1A, Cl B
2.026%, 10/26/29 (A)	6,500,000	6,001,330
United Auto Credit Securitization Trust, Ser 2020-1, Cl C
2.150%, 02/10/25 (A)	445,700	445,770
United Auto Credit Securitization Trust, Ser 2021-1, Cl C
0.840%, 06/10/26 (A)	5,500,000	5,414,422
VFI ABS 2022-1, Ser 2022-1A, Cl A
2.230%, 03/24/28 (A)	2,652,459	2,621,314
Westgate Resorts, Ser 2022-1A, Cl C
2.488%, 08/20/36 (A)	3,760,700	3,627,398
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl C
2.010%, 07/15/25 (A)	2,750,000	2,736,881
Westlake Automobile Receivables Trust, Ser 2020-2A, Cl D
2.760%, 01/15/26 (A)	4,500,000	4,454,718
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl C
1.240%, 11/17/25 (A)	1,000,000	979,453
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/26 (A)	11,000,000	10,499,531
World Omni Auto Receivables Trust, Ser 2018-B, Cl B
3.170%, 01/15/25	1,520,000	1,523,438

		203,475,440

Credit Card — 0.8%
Master Credit Card Trust II, Ser 2020-1A, Cl C
2.590%, 09/21/24 (A)	2,519,000	2,498,225
Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl B
3.670%, 05/15/26	995,000	999,655

		3,497,880

Other Asset-Backed Securities — 4.5%
BHG Securitization Trust, Ser 2021-B, Cl A
0.900%, 10/17/34 (A)	1,521,065	1,472,954
Diamond Resorts Owner Trust, Ser 2019-1A, Cl A
2.890%, 02/20/32 (A)	584,759	577,526
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	247,782	245,071
Oportun Issuance Trust, Ser 2021-B, Cl A
1.470%, 05/08/31 (A)	1,750,000	1,640,811

2

Description	Face Amount	Value
Pawnee Equipment Receivables Series, Ser 2019-1, Cl D
2.860%, 10/15/24 (A)	$5,000,000	$4,846,762
Pawnee Equipment Receivables Series, Ser 2020-1, Cl A
1.370%, 11/17/25 (A)	1,399,431	1,389,422
SCF Equipment Leasing, Ser 2020-1A, Cl B
2.020%, 03/20/28 (A)	2,000,000	1,927,195
SCF Equipment Leasing, Ser 2021-1A, Cl D
1.930%, 09/20/30 (A)	2,600,000	2,392,274
Vantage Data Centers Issuer, Ser 2018-2A, Cl A2
4.196%, 11/16/43 (A)	3,863,333	3,875,411

		18,367,426

Student Loan — 3.0%
AccessLex Institute, Ser 2002-A, Cl A2
4.313%, 09/25/37 (B)	150,000	148,750
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	624,274	621,224
Nelnet Student Loan Trust, Ser 2012-6A, Cl B
2.168%, ICE LIBOR USD 1 Month + 1.500%, 08/26/52 (A)	3,000,000	2,999,998
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
2.168%, ICE LIBOR USD 1 Month + 1.500%, 07/25/47 (A)	4,000,000	3,938,946
Nelnet Student Loan Trust, Ser 2015-3A, Cl B
2.168%, ICE LIBOR USD 1 Month + 1.500%, 06/25/54 (A)	3,000,000	2,893,573
SLM Student Loan Trust, Ser 2013-2, Cl B
2.168%, ICE LIBOR USD 1 Month + 1.500%, 06/25/43	2,000,000	1,955,794

		12,558,285

Total Asset-Backed Securities (Cost $246,819,116)		237,899,031

U.S. TREASURY OBLIGATIONS — 21.1%
U.S. Treasury Note
1.625%, 12/15/22	3,000,000	3,000,000
1.500%, 01/15/23	40,000,000	39,907,812
1.125%, 01/15/25	10,000,000	9,545,313
0.750%, 05/31/26	10,000,000	9,153,125
0.250%, 05/31/25	28,000,000	25,814,687

Total U.S. Treasury Obligations (Cost $90,802,039)		87,420,937

CORPORATE OBLIGATIONS — 16.5%

Consumer Discretionary — 0.7%
Hyatt Hotels
1.800%, 10/01/24	3,000,000	2,852,036

Financials — 6.2%
Bank of America MTN
1.319%, U.S. SOFR + 1.150%, 06/19/26	5,000,000	4,581,696

Description	Face Amount	Value
Capital One Financial
4.200%, 10/29/25	$10,000,000	$9,974,713
Danske Bank
3.875%, 09/12/23 (A)	4,205,000	4,222,188
Deutsche Bank NY
2.222%, U.S. SOFR + 2.159%, 09/18/24	2,000,000	1,945,308
Wells Fargo MTN
2.406%, U.S. SOFR + 1.087%, 10/30/25	5,000,000	4,802,238

		25,526,143

Industrials — 3.3%
AerCap Ireland Capital DAC
1.750%, 01/30/26	5,000,000	4,444,952
1.750%, 10/29/24	1,000,000	930,578
Boeing
4.875%, 05/01/25	4,000,000	4,050,016
3.100%, 05/01/26	4,290,000	4,057,523

		13,483,069

Information Technology — 3.8%
Broadcom
3.150%, 11/15/25	8,000,000	7,795,963
Kyndryl Holdings
2.050%, 10/15/26 (A)	8,000,000	6,982,096
Molex Electronic Technologies
3.900%, 04/15/25 (A)	1,110,000	1,108,958

		15,887,017

Materials — 0.3%
Steel Dynamics
5.000%, 12/15/26	1,313,000	1,343,662

Real Estate — 2.2%
Corporate Office Properties
2.250%, 03/15/26 ‡	3,000,000	2,782,446
Equinix
1.000%, 09/15/25 ‡	5,000,000	4,530,692
Federal Realty Investment Trust
1.250%, 02/15/26 ‡	2,000,000	1,813,667

		9,126,805

Total Corporate Obligations (Cost $73,340,268)		68,218,732

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.7%
FHLB
3.000%, 05/17/24 to 05/17/27 (C)	11,000,000	10,979,881

Total U.S. Government Agency Obligations (Cost $11,000,000)		10,979,881

MORTGAGE-BACKED SECURITIES — 1.6%

Commercial Mortgage-Backed Obligation — 1.6%
Benchmark Mortgage Trust, Ser 2020-B19, Cl A2
1.691%, 09/15/53	1,305,000	1,218,223
Cold Storage Trust, Ser 2020-ICE5, Cl A
1.454%, ICE LIBOR USD 1 Month + 0.900%, 11/15/37 (A)	5,406,448	5,343,605

Total Mortgage-Backed Securities (Cost $6,749,091)		6,561,828

Total Investments — 99.4% (Cost $428,710,514)		$411,080,409

3

Percentages are based on Net Assets of $413,440,455.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2022 was $228,048,093 and represents 55.2% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on April 30, 2022. The coupon on a step bond changes on a specific date.
‡	Real Estate Investment Trust

ABS — Asset-Backed Security

Cl — Class

DAC—Designated Activity Company

FHLB — Federal Home Loan Bank

ICE—Intercontinental Exchange

LIBOR—London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$237,899,031	$—	$237,899,031

U.S. Treasury Obligations	87,420,937	—	—	87,420,937

Corporate Obligations	—	68,218,732	—	68,218,732

U.S. Government Agency Obligations	—	10,979,881	—	10,979,881

Mortgage-Backed Securities	—	6,561,828	—	6,561,828

Total Investments in Securities	$87,420,937	$323,659,472	$—	$411,080,409

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2900

4

Description	Face Amount	Value
MUNICIPAL BONDS — 82.8%

California — 3.9%
California State, Municipal Finance Authority, Ser A, RB (A)
5.000%, 03/01/25	$930,000	$927,755
California State, School Finance Authority, RB(A) Callable 02/01/24 @ 100
5.350%, 08/01/24	285,000	291,207
Mount Diablo Unified School District, Ser A
4.000%, 08/01/31	100,000	107,741

		1,326,703

Colorado — 4.1%
El Paso County, School District No. 49 Falcon, Ser A, COP
5.000%, 12/15/24	525,000	557,597
El Paso County, School District No. 49 Falcon, Ser B, COP
5.000%, 12/15/24	300,000	318,627
5.000%, 12/15/26	500,000	550,156

		1,426,380

District of Columbia — 1.3%
District of Columbia, RB
4.000%, 10/01/22	445,000	446,824

Idaho — 1.5%
Idaho State, Housing & Finance Association, RB
4.000%, 07/01/26	500,000	501,138

Illinois — 2.3%
Lee & Ogle Counties, School District No. 170 Dixon, GO, BAM
4.000%, 01/30/25	760,000	785,293

Kansas — 4.1%
Geary County, GO
5.000%, 09/01/25	1,300,000	1,397,386

Michigan — 3.5%
Taylor, Brownfield Redevelopment Authority, RB, NATL Callable 05/01/24 @ 100
4.000%, 05/01/28	1,175,000	1,205,478

Minnesota — 0.8%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA Callable 07/01/22 @ 100
2.600%, 09/01/42	263,133	262,887

Missouri — 4.6%
Saint Louis, Municipal Finance, RB, AGM
5.000%, 07/15/22	1,575,000	1,586,340

Ohio — 0.4%
City of Medina Ohio Callable 12/01/31 @ 100
4.000%, 12/01/32	140,000	151,182

Oklahoma — 3.1%
University of Oklahoma, Ser C, RB Callable 07/01/25 @ 100
5.000%, 07/01/35	1,000,000	1,063,397

Description	Face Amount	Value
South Carolina — 3.9%
Hilton Head Island, Ser C, GO, ST AID WITHHLDG Callable 03/01/26 @ 300
2.250%, 03/01/33	$530,000	$459,876
2.125%, 03/01/32	520,000	455,205
2.000%, 03/01/30	495,000	445,633

		1,360,714

Texas — 49.3%
Central Texas Turnpike System, Sub-Ser C, RB Callable 08/15/24 @ 100
5.000%, 08/15/42	1,000,000	1,028,558
Clifton, Higher Education Finance, RB, PSF-GTD Callable 08/15/24 @ 100
5.000%, 08/15/25	700,000	738,783
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	780,000	769,307
Clifton, Higher Education Finance, Ser B, RB
5.000%, 08/15/25	460,000	487,195
4.000%, 08/15/22	525,000	528,229
4.000%, 08/15/23	500,000	508,722
Cypress-Fairbanks Independent School District, Ser A, GO, PSF-GTD Callable 02/15/29 @ 100
5.000%, 02/15/30	1,500,000	1,709,086
Dallas Area, Rapid Transit, Ser A, RB
5.000%, 12/01/22	1,000,000	1,019,583
Downtown Redevelopment Authority, TA, BAM
5.000%, 09/01/25	1,000,000	1,062,105
Downtown Redevelopment Authority, TA, BAM Callable 09/01/25 @ 100
5.000%, 09/01/29	1,000,000	1,074,912
El Paso County, Hospital District, GO
5.000%, 08/15/25	1,070,000	1,143,965
La Vernia, Higher Education Finance, Ser A, RB (A)(B)
4.200%, 08/15/25	425,000	437,137
La Vernia, Higher Education Finance, Ser A, RB(A), Pre-Refunded @ 100
5.250%, 08/15/35	1,435,000	1,520,543
Love Field Airport Modernization, AMT, RB
5.000%, 11/01/22	1,000,000	1,014,678
Lower Colorado River Authority Callable 05/15/30 @ 100
5.000%, 05/15/39	1,000,000	1,104,232
San Antonio, Public Facilities, RB Callable 09/15/22 @ 100
5.000%, 09/15/26	1,000,000	1,010,303
Seminole, Hospital District, GO Callable 02/15/26 @ 100
4.000%, 02/15/31	545,000	558,919

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Description	Face Amount	Value
Texas A&M University, Permanent University Fund, Ser B, RB Callable 07/01/25 @ 100
5.000%, 07/01/34	$1,000,000	$1,071,533

		16,787,790

Total Municipal Bonds (Cost $28,631,807)		28,301,512

Total Investments — 82.8% (Cost $28,631,807)		$28,301,512

Percentages are based on Net Assets of $34,167,269.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2022 was $3,176,642 and represents 9.3% of Net Assets.

(B)	Escrowed to Maturity

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

COP — Certificate of Participation

GNMA — Government National Mortgage Association

GO — General Obligation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

As of April 30, 2022, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2900

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